Condensed Consolidated Statements of Cash Flows (Unaudited) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net profit	€ 50,557	€ 20,119
Adjustments to reconcile net profit to net cash flows from operating activities:
Depreciation and amortization	30,158	26,192
Loss on disposal of property, plant and equipment	162	17
Finance cost, net	9,149	24,778
Net exchange differences	12,857	16,107
Gain from bargain purchase	(12,317)
Non-cash operating items	110	121
Income tax expense	18,627	19,133
Income tax paid	(48,435)	(50,509)
Changes in working capital
Inventories and right to return assets	(88,505)	(73,843)
Trade and other receivables	26,061	38,650
Trade and other payables and accrued liabilities	(21,367)	(23,158)
Other	(5,324)	(9,252)
Net cash flows used in operating activities	(28,267)	(11,645)
Cash flows from investing activities
Interest received, net of taxes withheld	1,051	1,891
Purchases of property, plant and equipment	(37,133)	(14,647)
Proceeds from sales of property, plant and equipment	2	12
Purchases of intangible assets	(1,056)	(4,141)
Proceeds from sales of intangible assets	2
Initial direct costs of right-of-use assets	(200)
Acquisition of subsidiary, net of cash acquired	(1,928)
Receipt of government grant	623	1,888
Net cash flows used in investing activities	(38,639)	(14,997)
Cash flows from financing activities
Repayment of loans and borrowings	(1,295)	(2,154)
Payment of transaction costs related to refinancing		(250)
Interest paid	(16,868)	(18,252)
Payments of lease liabilities	(12,297)	(9,996)
Interest portion of lease liabilities	(2,316)	(2,332)
Net cash flows used in financing activities	(32,776)	(32,984)
Net decrease in cash and cash equivalents	(99,682)	(59,626)
Cash and cash equivalents at beginning of period	329,067	355,843
Net foreign exchange difference	(158)	2,377
Cash and cash equivalents at end of period	€ 229,227	€ 298,594